Subsequent Events - Additional information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified					0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 09, 2014 Refinance its 5% convertible bond	Jul. 09, 2014 Committed by ABN Amro bank NV	Jul. 21, 2014 Ocean Rig	Jul. 25, 2014 Ocean Rig New Senior Secured Term Loan B Facility to refinance 1.35 Senior Secured Credit Facility	Jul. 25, 2014 Ocean Rig 1.35 Billion Senior Secured Credit Facility	Jul. 18, 2014 Finance Nine Drybulk Vessels	Jul. 31, 2014 Six Vessels Mortgaged	Jul. 18, 2014 Six Vessels Mortgaged
Maximum borrowing capacity of loan facility			$ 350,000	$ 200,000		$ 1,300,000		$ 170,000
Line of credit facility amount outstanding							1,300,000
Release of restricted cash upon the repayment						75,000
Maturity Date						Jul. 25, 2021
Senior credit facility face amount										325,000
Carrying amount of credit facility	$ 5,954,644	$ 5,568,003							$ 58,100
Dividend declared					$ 0.19
Debt instrument interest rate terms						fixed rate